Investments - Rollforward of Allowance for Debt Securities Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	$ 9	$ 14
Additions for which credit loss was not previously recorded	54	2
Changes for securities with previously recorded credit loss	(18)	9
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(5)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	(17)	0
Balance	23	9
Accrued interest receivable on debt securities	395	373
U.S. government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Other government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	6	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(4)	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	2	0
Public utilities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	1	0
Changes for securities with previously recorded credit loss	(1)	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Corporate securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	43	0
Changes for securities with previously recorded credit loss	(10)	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(1)	0
Securities intended/required to be sold before recovery of amortized cost basis	(17)	0
Balance	15	0
Residential mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	2	0
Additions for which credit loss was not previously recorded	4	2
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	6	2
Commercial mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	0	0
Other asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Balance	7	14
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	(7)	9
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	(16)
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Balance	$ 0	$ 7